Business Acquisitions - Summary of Purchase Price Allocated (Parenthetical) (Details)	Dec. 31, 2019	Mar. 13, 2019
Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	50.00%	50.00%